As filed with the Securities and Exchange              Registration No. 33-76002
Commission on December 23, 1996                        Registration No. 811-2512



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        Post-Effective Amendment No. 7 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (Check appropriate space):

         X immediately upon filing pursuant to paragraph (b) of Rule 485
        --
           on ________________________ pursuant to paragraph (b) of Rule 485
        --

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 29, 1996.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                                           LOCATION - PROSPECTUS
                                                                           DATED MAY 1, 1996, AS
                                                                                 AMENDED BY
FORM N-4                                                                      SUPPLEMENT DATED
ITEM NO.                        PART A (PROSPECTUS)                            JUNE 21, 1996
        1          Cover Page...........................................   Cover Page

        2          Definitions..........................................   Definitions

        3          Synopsis.............................................   Prospectus Summary; Fee Table and as
                                                                           amended

        4          Condensed Financial Information......................   Condensed Financial Information

        5          General Description of Registrant, Depositor, and       The Company; Variable Annuity Account
                   Portfolio Companies..................................   B; The Funds

        6          Deductions and Expenses..............................   Charges and Deductions; Distribution

        7          General Description of Variable Annuity Contracts....
                                                                           Contract Rights; Miscellaneous

        8          Annuity Period.......................................   Annuity Period

        9          Death Benefit........................................   Death Benefit

       10          Purchases and Contract Value.........................   Purchase; Determining Contract Value

       11          Redemptions..........................................   Contract Rights - Withdrawals; Right
                                                                           to Cancel

       12          Taxes................................................   Tax Status

       13          Legal Proceedings....................................   Miscellaneous - Legal Proceedings

       14          Table of Contents of the Statement of Additional        Statement of Additional Information -
                   Information..........................................   Table of Contents

FORM N-4
ITEM NO.           PART B (STATEMENT OF ADDITIONAL INFORMATION)            LOCATION

       15          Cover Page...........................................   Cover page

       16          Table of Contents....................................   Table of Contents

       17          General Information and History......................   General Information and History

       18          Services.............................................   General Information and History;
                                                                           Independent Auditors

       19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

       20          Underwriters.........................................   Offering and Purchase of Contracts

       21          Calculation of Performance Data......................   Performance Data; Average Annual Total
                                                                           Return Quotations

       22          Annuity Payments.....................................   Annuity Payments

       23          Financial Statements.................................   Financial Statements

                                 Part C (Other Information)
                                 --------------------------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B
                                  -------------
The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 7 , respectively, by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 33-76002), as filed electronically on April 12, 1996 and by reference to the Supplement dated June 21, 1996 as contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-76002), as filed electronically on June 21, 1996.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  - Independent Auditors' Report
                  - Statement of Assets and Liabilities as of December 31, 1995
                  - Statement of Operations for the year ended December 31, 1995
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1995 and 1994
                  - Notes to Financial Statements
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1995, 1994 and 1993
                  - Consolidated Balance Sheets as of December 31, 1995 and 1994
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1995, 1994 and 1993
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1995, 1994 and 1993
                  - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Form of Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4)      Form of Variable Annuity Contract (ICDA-HI(NQ))(3)
         (5)      Form of Variable Annuity Contract Application (707.00.1B)(3)
         (6)      Certificate of Incorporation and By-Laws of Depositor(4)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement (Amended and Restated) between
                  Aetna Life Insurance and Annuity Company, Alger American
                  Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
         (8.2)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)

         (8.3)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(2)
         (8.4)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Advisers Management Trust (now Neuberger &
                  Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
         (8.5)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Scudder Variable Life Investment Fund
                  dated April 27, 1992 and amended February 19, 1993 and August
                  13, 1993(2)
         (8.6)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December
                  22, 1992 and June 1, 1994(2)
         (9)      Opinion of Counsel(5)
         (10.1)   Consent of Independent Auditors
         (10.2)   Consent of Counsel
         (11)     Not applicable
         (12)     Not applicable
         (13)     Computation of Performance Data(6)
         (14)     Not applicable
         (15.1)   Powers of Attorney(7)
         (15.2)   Authorizations for Signatures(2)
         (27)     Financial Data Schedule(8)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-76002), as filed on April 28, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
5. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-76002), as filed on April 28, 1995.
7. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-76002), as filed electronically on April 12, 1996.

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*                     Positions and Offices with Depositor

Daniel P. Kearney                     Director and President

Timothy A. Holt                       Director, Senior Vice President and Chief
                                      Financial Officer

Christopher J. Burns                  Director and Senior Vice President

Laura R. Estes                        Director and Senior Vice President

Gail P. Johnson                       Director and Vice President

John Y. Kim                           Director and Senior Vice President

Shaun P. Mathews                      Director and Vice President

Glen Salow                            Director and Vice President

Creed R. Terry                        Director and Vice President

Deborah Koltenuk                      Vice President and
                                      Treasurer, Corporate Controller

Frederick D. Kelsven                  Vice President and
                                      Chief Compliance Officer

Kirk P. Wickman                       Vice President,
                                      General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

Item 27.      Number of Contract Owners

     As of November 30, 1996, there were 46,031 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.      Indemnification

     Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

     C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

     Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S.
Section 33-320a to the extent such coverage does not violate public policy.

Item 29.      Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and depositor for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered as investment management companies under the 1940
         Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts C and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC also acts as the principal underwriter to Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1995:

     (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------

Aetna Life Insurance                                 $294,931                                $11,944,532
and Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

       Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-76002) and has caused this Post-Effective Amendment No 7 to its Registration Statement on Form N-4 (File No. 33-76002) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 23rd day of December, 1996.


                                     VARIABLE ANNUITY ACCOUNT B OF AETNA
                                     LIFE INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                              By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                              By:    Daniel P. Kearney*
                                     -------------------------------------
                                     Daniel P. Kearney
                                     President


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 33-76002) has been signed by the following persons in the capacities and on the dates indicated.


Signature                       Title                                           Date
---------                       -----                                           ----
Daniel P. Kearney*              Director and President                     )
-----------------------         (principal executive officer)              )
Daniel P. Kearney                                                          )
                                                                           )
Timothy A. Holt*                Director and Chief Financial Officer       )    December
-----------------------                                                    )    23, 1996
Timothy A. Holt                                                            )
                                                                           )
Christopher J. Burns*           Director                                   )
-----------------------                                                    )
Christopher J. Burns                                                       )
                                                                           )
Laura R. Estes*                 Director                                   )
-----------------------                                                    )
Laura R. Estes                                                             )

                                                                           )
Gail P. Johnson*                Director                                   )
-----------------------
Gail P. Johnson                                                            )
                                                                           )
John Y. Kim*                    Director                                   )
-----------------------
John Y. Kim                                                                )
                                                                           )
Shaun P. Mathews*               Director                                   )
-----------------------
Shaun P. Mathews                                                           )
                                                                           )
Glen Salow*                     Director                                   )
-----------------------
Glen Salow                                                                 )
                                                                           )
Creed R. Terry*                 Director                                   )
-----------------------
Creed R. Terry                                                             )
                                                                           )
Deborah Koltenuk*               Vice President and Treasurer,              )
-----------------------         Corporate Controller                       )
Deborah Koltenuk                                                           )




By:  /s/ Julie E. Rockmore
     -----------------------------------
    *Julie E. Rockmore
     Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.            Exhibit                                                                             Page
----------             -------                                                                             ----

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                       Company establishing Variable Annuity Account B

99-B.3.1               Form of Broker-Dealer Agreement                                                       *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.4                 Form of Variable Annuity Contract (ICDA-HI(NQ))                                       *

99-B.5                 Form of Variable Annuity Contract Application (707.00.1B)                             *

99-B.6                 Certificate of Incorporation and By-Laws of Depositor                                 *

99-B.8.1               Fund Participation Agreement (Amended and Restated) between Aetna Life                *
                       Insurance and Annuity Company, Alger American Fund and Fred Alger
                       Management, Inc. dated March 31, 1995

99-B.8.2               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.8.3               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Lexington Management Corporation regarding Natural Resources
                       Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.4               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Advisers Management Trust (now
                       Neuberger & Berman Advisers Management Trust) dated April
                       14, 1989 and as assigned and modified on May 1, 1995

99-B.8.5               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993


*Incorporated by reference


Exhibit No.            Exhibit                                                                             Page
----------             -------                                                                             ----
99-B.8.6               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                       29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.9                 Opinion of Counsel                                                                    *

99-B.10.1              Consent of Independent Auditors
                                                                                                      -----------------

99-B.10.2              Consent of Counsel
                                                                                                      -----------------

99-B.13                Computation of Performance Data                                                       *

99-B.15.1              Powers of Attorney                                                                    *

99-B.15.2              Authorizations for Signatures                                                         *

27                     Financial Data Schedule                                                               *

*Incorporated by reference